UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.1% of Net Assets
	ABS Car Loan – 3.4%
$ 8,597,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,566,163
993,702	AmeriCredit Automobile Receivables, Series 2012-5, Class B, 1.120%, 11/08/2017	993,362
2,274,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,272,236
1,796,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,797,567
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,051,398
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,970,958
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,280,959
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,427,555
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,292,995
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,092,298
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,467,348
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,947,711
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,502,736
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,969,161
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,975,029
19,621,899	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	19,479,371
12,988,589	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	12,877,922
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,295,244
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	627,348
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	10,979,116
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	1,983,409
10,436,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,442,170
4,825,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,824,709
20,484,833	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	20,445,848
8,964,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	8,908,274
2,606,237	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	2,589,605

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 2,167,657	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	$2,174,239
854,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	867,284
1,550,631	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	1,557,643
1,513,735	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	1,521,382
1,498,748	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	1,500,774
10,653,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	10,668,984
3,075,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,077,111
3,369,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,374,663
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,941,473

		201,744,045

	ABS Credit Card – 0.0%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	476,753

	ABS Home Equity – 1.1%
2,615,000	American Homes 4 Rent, 5.036%, 10/17/2045, 144A	2,572,532
19,726,103	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	19,411,370
4,350,544	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A(b)	4,261,409
181,546	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	184,602
14,195,000	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	14,249,367
5,264,653	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	4,958,029
19,403,352	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A	19,176,538

		64,813,847

	ABS Other – 1.0%
9,256,055	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,158,769
3,434,554	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	3,425,676
1,535,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,531,976
19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	19,135,619
8,317,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,321,741
7,725,400	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	7,592,398
8,983,500	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	8,740,730

		57,906,909

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – 0.1%
$ 1,464,103	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	$1,464,387
4,753,626	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	4,713,321

		6,177,708

	Aerospace & Defense – 0.8%
4,248,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,962,980
3,828,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	2,683,428
1,429,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,393,275
30,902,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	28,120,820
8,182,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	8,335,412
3,635,000	Textron, Inc., 3.875%, 3/01/2025	3,564,045

		47,059,960

	Airlines – 0.1%
2,844,296	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,847,027
915,538	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	963,603

		3,810,630

	Automotive – 3.0%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	648,420
3,940,000	Delphi Automotive PLC, 3.150%, 11/19/2020	3,934,906
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,281,933
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,674,687
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	7,995,607
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	30,589,038
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,301,612
5,392,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	5,747,214
12,241,000	General Motors Co., 5.000%, 4/01/2035	11,423,583
11,252,000	General Motors Co., 5.200%, 4/01/2045	10,551,315
29,179,000	General Motors Co., 6.250%, 10/02/2043	30,828,664

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 3,195,000	General Motors Financial Co., Inc., 3.250%, 5/15/2018	$3,210,994
7,878,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	8,537,176
9,075,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	9,301,875
29,092,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	28,953,144
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,369,618

		180,349,786

	Banking – 8.9%
17,744,000	Ally Financial, Inc., 3.500%, 1/27/2019	17,500,020
42,673,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,086,246
4,827,000	Ally Financial, Inc., 4.750%, 9/10/2018	4,941,641
20,616,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	20,791,236
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,940,901
12,367,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,430,974
42,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	42,942,688
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,624,117
2,415,000	Bank of America Corp., 5.650%, 5/01/2018	2,596,869
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	51,917,976
59,136,000	Barclays PLC, 2.875%, 6/08/2020	59,060,897
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,327,000
18,951,000	Citigroup, Inc., 2.500%, 9/26/2018	19,115,589
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,673,613
11,836,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	11,970,398
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	16,907,065
3,847,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	4,347,533
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	15,719,851
2,930,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,352,685
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,790,206
8,713,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,272,662
26,997,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	29,119,126

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 1,985,000	KEB Hana Bank, 4.250%, 6/14/2017, 144A	$2,046,962
4,199,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,632,576
7,781,000	Morgan Stanley, 3.700%, 10/23/2024	7,818,419
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	22,003,674
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	14,060,669
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,191,881
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,457,430
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,113,877

		535,754,781

	Building Materials – 0.2%
3,965,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	3,937,344
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,333,940
2,761,000	USG Corp., 5.500%, 3/01/2025, 144A	2,802,415

		15,073,699

	Cable Satellite – 2.4%
2,301,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,303,876
3,799,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	3,946,211
21,944,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	22,163,440
6,758,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	6,943,845
2,862,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	2,976,480
19,371,000	CCO Safari II LLC, 6.484%, 10/23/2045, 144A	19,402,749
7,651,000	DISH DBS Corp., 5.000%, 3/15/2023	6,637,242
26,983,000	DISH DBS Corp., 5.875%, 11/15/2024	24,014,870
20,645,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	16,201,824
3,939,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	3,559,458
2,648,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,509,420
8,447,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	8,548,246
2,013,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	2,020,253
10,556,652	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	10,160,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Cable Satellite – continued
$ 2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	$2,867,375
2,447,290	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,581,891
382,500	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	394,931
4,827,002	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	4,827,002

		142,059,891

	Chemicals – 1.5%
28,349,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	21,120,005
4,224,000	Methanex Corp., 3.250%, 12/15/2019	4,030,976
15,625,000	Methanex Corp., 5.250%, 3/01/2022	15,384,703
10,257,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	8,590,238
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	10,351,730
17,710,000	PolyOne Corp., 5.250%, 3/15/2023	17,267,250
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,220,633
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,891,872
4,950,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A	4,883,630

		89,741,037

	Collateralized Mortgage Obligations – 1.0%
715,955	Government National Mortgage Association, Series 2010-H20, Class AF, 0.522%, 10/20/2060(b)	708,798
542,649	Government National Mortgage Association, Series 2010-H24, Class FA, 0.542%, 10/20/2060(b)	537,553
515,300	Government National Mortgage Association, Series 2011-H06, Class FA, 0.642%, 2/20/2061(b)	512,731
4,878,731	Government National Mortgage Association, Series 2012-H12, Class FA, 0.742%, 4/20/2062(b)	4,869,531
607,418	Government National Mortgage Association, Series 2012-H18, Class NA, 0.712%, 8/20/2062(b)	606,701
3,271,927	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,234,616
4,233,629	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,226,519
1,888,585	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,867,433
18,389,749	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	18,683,049
26,165,870	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	26,032,882

		61,279,813

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.4%
$ 17,025,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034	$16,288,890
5,773,000	IHS, Inc., 5.000%, 11/01/2022	5,845,163

		22,134,053

	Consumer Products – 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,741,258

	Diversified Manufacturing – 0.6%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,317,594
5,426,000	EnerSys, 5.000%, 4/30/2023, 144A	5,419,218
36,642,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	27,847,920

		34,584,732

	Electric – 1.8%
19,665,000	AES Corp. (The), 3.414%, 6/01/2019(b)	18,042,637
2,124,000	AES Corp. (The), 7.375%, 7/01/2021	2,166,480
16,684,000	Dynegy, Inc., 6.750%, 11/01/2019	15,682,960
20,269,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	20,945,133
3,364,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,323,174
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,015,435
975,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,021,313
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,012,441
6,362,000	Talen Energy Supply LLC, 6.500%, 6/01/2025, 144A	4,198,920
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,242,973
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,571,367

		107,222,833

	Finance Companies – 3.7%
22,922,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019	22,893,347
5,092,000	Aircastle Ltd., 5.500%, 2/15/2022	5,219,300
8,976,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	9,379,920
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,821,140
2,365,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,518,725
18,380,000	International Lease Finance Corp., 6.250%, 5/15/2019	19,689,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$ 4,475,000	Navient Corp., 5.875%, 3/25/2021	$3,982,750
7,250,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,908,750
25,182,000	Navient LLC, 4.875%, 6/17/2019	23,167,440
26,669,000	Navient LLC, MTN, 5.500%, 1/15/2019	24,935,515
6,333,000	Navient LLC, MTN, 6.250%, 1/25/2016	6,344,241
14,327,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,155,076
116,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	110,490
6,719,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,399,848
58,228,000	Springleaf Finance Corp., 5.250%, 12/15/2019	55,316,600
3,027,000	Springleaf Finance Corp., 6.000%, 6/01/2020	2,875,650

		219,718,367

	Financial Other – 0.5%
35,594,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	29,368,609

	Food & Beverage – 0.7%
6,513,000	Constellation Brands, Inc., 3.750%, 5/01/2021	6,529,283
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,100,475
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,568,525
17,155,000	Kraft Heinz Foods Co., 3.950%, 7/15/2025, 144A	17,314,713
12,096,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	12,579,840
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,334,550

		42,427,386

	Government Owned – No Guarantee – 5.7%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,340,328
19,303,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	20,019,740
16,798,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	17,158,451
18,111,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	19,917,753
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,718,780
19,689,000	Ecopetrol S.A., 5.375%, 6/26/2026	16,784,873
6,092,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	7,819,289

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Government Owned – No Guarantee – continued
$ 18,618,000	OCP S.A., 5.625%, 4/25/2024, 144A	$18,892,615
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,137,660
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,223,575
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,372,340
47,527,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	37,196,674
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,045,925
8,105,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	7,040,976
41,532,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	25,230,690
9,369,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	5,996,160
29,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	19,159,525
8,037,000	Petroleos Mexicanos, 3.125%, 1/23/2019	7,774,913
1,168,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,158,971
10,557,000	Petroleos Mexicanos, 3.500%, 7/23/2020, 144A	9,992,201
6,246,000	Petroleos Mexicanos, 5.500%, 1/21/2021	6,300,340
40,182,000	Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/06/2024, 144A	29,734,680
34,055,000	Tennessee Valley Authority, 3.500%, 12/15/2042(c)	31,475,674
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	21,593,902
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,079,052
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,169,164

		342,334,251

	Healthcare – 1.7%
11,054,000	Halyard Health, Inc., 6.250%, 10/15/2022	10,998,730
1,525,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,612,688
5,493,000	HCA, Inc., 5.375%, 2/01/2025	5,424,337
2,814,000	HCA, Inc., 5.875%, 5/01/2023	2,884,350
27,316,000	HCA, Inc., 7.500%, 2/15/2022	30,252,470
555,000	HCA, Inc., 7.500%, 12/15/2023	593,850
19,781,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	18,495,235
3,030,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	3,045,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$ 6,240,000	Molina Healthcare, Inc., 5.375%, 11/15/2022, 144A	$6,240,000
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,261,891
9,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	9,851,435
9,084,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,174,840

		101,834,976

	Home Construction – 0.2%
8,331,000	KB Home, 4.750%, 5/15/2019	8,081,070
4,031,000	Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,960,457

		12,041,527

	Hybrid ARMs – 0.0%
111,361	FNMA, 1.922%, 2/01/2037(b)	115,871

	Independent Energy – 1.4%
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	3,468,350
13,490,000	Newfield Exploration Co., 5.375%, 1/01/2026	11,162,975
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	9,291,615
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	13,575,520
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	9,664,520
8,462,000	QEP Resources, Inc., 5.375%, 10/01/2022	6,092,640
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	7,998,997
12,878,000	SM Energy Co., 5.000%, 1/15/2024	8,370,700
16,006,000	SM Energy Co., 6.125%, 11/15/2022	11,764,410
1,086,000	SM Energy Co., 6.500%, 11/15/2021	809,070
4,026,000	SM Energy Co., 6.500%, 1/01/2023	2,959,110

		85,157,907

	Industrial Other – 0.5%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,422,115
5,780,000	CBRE Services, Inc., 5.000%, 3/15/2023	5,809,414
4,232,000	Deluxe Corp., 6.000%, 11/15/2020	4,401,280
16,769,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	15,846,705

		32,479,514

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.1%
$ 28,001,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A	$5,320,190
5,952,000	Pacific Exploration and Production Corp., 7.250%, 12/12/2021, 144A	1,190,400

		6,510,590

	Leisure – 0.2%
11,677,000	Regal Entertainment Group, 5.750%, 3/15/2022	11,677,000

	Media Entertainment – 1.0%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,080,969
30,499,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	32,448,801
4,136,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,318,894
18,328,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	18,098,900
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	4,651,914

		62,599,478

	Metals & Mining – 1.8%
8,856,000	Anglo American Capital PLC, 3.625%, 5/14/2020, 144A	6,287,760
22,074,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	14,348,100
22,431,000	ArcelorMittal, 7.750%, 3/01/2041	15,168,964
4,470,000	ArcelorMittal, 8.000%, 10/15/2039	3,050,775
5,097,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	3,211,110
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	11,618,880
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	7,323,660
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	10,857,354
1,830,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	585,600
5,460,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	1,801,800
7,523,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	2,407,360
37,554,000	Southern Copper Corp., 5.875%, 4/23/2045	28,770,946
4,006,000	Steel Dynamics, Inc., 5.125%, 10/01/2021	3,705,550
1,395,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,272,937

		110,410,796

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Midstream – 1.9%
$ 10,668,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	$9,172,474
6,169,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	4,949,080
22,923,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	17,886,909
9,022,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	7,337,547
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,366,510
3,442,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,470,438
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,620,337
18,849,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	17,230,380
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,725,468
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	297,625
11,615,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	10,947,846
21,799,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	18,147,667
1,298,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,259,060
6,951,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	6,586,073

		114,997,414

	Mortgage Related – 12.9%
3,565,166	FHLMC, 3.000%, 11/01/2042	3,567,576
45,285,439	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	46,718,323
8,656,530	FHLMC, 4.000%, with various maturities in 2045(d)	9,167,309
17,192	FHLMC, 5.500%, 12/01/2018	17,964
21,731	FHLMC, 6.000%, 6/01/2035	24,831
35,569,086	FNMA, 3.000%, with various maturities from 2043 to 2045(d)	35,603,031
117,796,424	FNMA, 3.500%, with various maturities from 2042 to 2045(d)	121,671,255
20,852,022	FNMA, 4.000%, with various maturities from 2042 to 2045(d)	22,135,641
374,623	FNMA, 6.000%, with various maturities from 2016 to 2037(d)	424,808
29,775	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	34,173
53,784	FNMA, 7.000%, with various maturities in 2030(d)	60,179
42,589	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	48,852
174,690,000	FNMA (TBA), 3.500%, 2/01/2046(e)	179,856,415
195,420,000	FNMA (TBA), 4.000%, 2/01/2046(e)	206,398,658

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 704,683	GNMA, 2.140%, 9/20/2063(b)	$740,675
161,668	GNMA, 4.144%, 1/20/2063	171,613
147,683	GNMA, 4.323%, 5/20/2063	157,584
201,957	GNMA, 4.423%, 7/20/2063	216,780
977,020	GNMA, 4.499%, 12/20/2062	1,041,066
640,992	GNMA, 4.515%, 7/20/2063	688,732
1,058,952	GNMA, 4.522%, 8/20/2062	1,124,717
608,050	GNMA, 4.524%, 5/20/2063	653,084
5,258,912	GNMA, 4.527%, 1/20/2065	5,700,158
4,532,512	GNMA, 4.533%, 6/20/2064	4,897,821
1,040,970	GNMA, 4.538%, 11/20/2062	1,108,947
5,820,331	GNMA, 4.544%, 12/20/2064	6,300,915
14,562,471	GNMA, 4.546%, 11/20/2062	15,503,085
3,082,033	GNMA, 4.551%, 1/20/2065	3,339,468
19,183,614	GNMA, 4.556%, 12/20/2061(c)	20,195,007
6,604,023	GNMA, 4.575%, 10/20/2064	7,154,094
5,039,808	GNMA, 4.581%, 2/20/2065	5,458,707
3,985,317	GNMA, 4.587%, 12/20/2063	4,268,000
2,651,083	GNMA, 4.604%, 6/20/2062	2,811,226
6,881,294	GNMA, 4.608%, 2/20/2065	7,481,968
2,059,184	GNMA, 4.616%, with various maturities from 2061 to 2062(d)	2,180,496
4,002,748	GNMA, 4.619%, 3/20/2065	4,349,536
2,959,098	GNMA, 4.627%, with various maturities from 2061 to 2064(d)	3,134,574
2,201,503	GNMA, 4.631%, 10/20/2062	2,342,202
14,214,903	GNMA, 4.650%, with various maturities from 2061 to 2062(d)	14,923,934
4,082,966	GNMA, 4.653%, 1/20/2064	4,416,165
815,439	GNMA, 4.668%, 5/20/2062	861,992
6,611,531	GNMA, 4.673%, with various maturities from 2062 to 2064(d)	7,177,885

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 8,347,333	GNMA, 4.676%, 4/20/2062	$8,843,568
906,977	GNMA, 4.698%, 7/20/2061	948,801
622,709	GNMA, 4.700%, 10/20/2061	652,457
3,927,764	GNMA, 4.701%, 1/20/2064	4,266,581
552,443	GNMA, 5.500%, 4/15/2038	615,718
114,515	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	130,131
84,357	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	96,517
90,490	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	95,863
33,239	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	37,212
30,995	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	31,219
236	GNMA, 9.000%, 11/15/2016	237

		769,847,750

	Non-Agency Commercial Mortgage-Backed Securities – 5.9%
3,196,848	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	3,175,642
1,612,219	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.619%, 4/10/2049(b)	1,631,523
1,014,636	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,054,349
1,646,059	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.441%, 2/15/2028, 144A(b)	1,626,446
825,909	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.137%, 12/10/2049(b)	868,406
25,608,167	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.796%, 12/10/2049(b)	26,562,657
2,435,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.201%, 6/11/2027, 144A(b)	2,406,745
7,951,037	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.301%, 6/11/2027, 144A(b)	7,792,173
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.126%, 7/10/2046, 144A(b)	1,095,756
11,869,597	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.181%, 10/15/2031(b)(l)	11,849,110
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.601%, 6/11/2027, 144A(b)	1,855,838
12,767,419	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.731%, 6/15/2034, 144A(b)	12,715,138
5,802,056	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	5,932,256
2,325,795	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.949%, 9/15/2039(b)	2,420,703
13,042,113	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	13,474,508

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 5,589,668	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.067%, 2/15/2041(b)	$5,881,055
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.663%, 11/10/2046, 144A(b)	3,215,338
1,189,910	GP Portfolio Trust, Series 2014-GPP, Class A, 1.281%, 2/15/2027, 144A(b)	1,187,048
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 3.081%, 2/15/2027, 144A(b)	3,159,623
304,854	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.826%, 7/10/2038(b)	306,256
8,598,131	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,870,941
23,151,218	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	23,667,018
25,889,613	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.795%, 8/10/2045(b)	26,601,088
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.308%, 8/10/2044, 144A(b)	7,133,682
1,724,849	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.695%, 2/12/2049(b)	1,779,052
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.531%, 8/15/2027, 144A(b)(c)	11,475,144
18,590,579	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	18,934,243
2,184,295	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,281,385
6,267,379	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.774%, 6/15/2049(b)	6,391,434
349,652	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	356,856
4,256,730	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.311%, 7/15/2031, 144A(b)	4,222,933
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.681%, 7/15/2031, 144A(b)	3,951,929
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.431%, 7/15/2031, 144A(b)	2,185,221
6,921,450	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,103,402
5,565,854	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,697,536
13,660,414	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	14,005,748
9,456,096	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.877%, 8/12/2049(b)	9,855,314
4,692,370	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	4,881,081
73,008	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.723%, 4/12/2049(b)	72,873
1,663,519	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,731,072
4,460,149	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	4,574,443

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 300,011	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.645%, 6/11/2042(b)	$313,445
1,002,440	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.268%, 1/11/2043(b)	1,066,679
6,177,597	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.795%, 8/15/2045, 144A(b)	6,409,734
9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	9,740,548
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	10,920,485
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 2.831%, 11/15/2026, 144A(b)	7,019,022
826,364	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	838,073
9,002,358	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,207,545
13,360,175	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	13,734,092
2,345,802	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,429,595
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.612%, 11/15/2043, 144A(b)	9,797,599
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.265%, 6/15/2044, 144A(b)	6,033,292

		351,493,074

	Oil Field Services – 1.2%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	6,530,576
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,839,780
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,010,847
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,012,899
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	18,735,391
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022(l)	2,376,080
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024(l)	1,911,840
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	6,055,170
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	10,397,340
1,284,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,262,259
2,216,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019(f)(g)	620,480
7,028,000	Transocean, Inc., 4.300%, 10/15/2022	3,724,840
11,681,000	Transocean, Inc., 6.500%, 11/15/2020	8,059,890
555,000	Transocean, Inc., 7.125%, 12/15/2021	358,669

		69,896,061

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Packaging – 0.3%
$ 5,160,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	$5,172,900
5,092,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	5,193,840
7,651,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,435,227

		18,801,967

	Paper – 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,741,186
6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	6,799,802
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,663,930
9,335,000	WestRock RKT Co., 4.000%, 3/01/2023	9,366,627
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,109,504

		32,681,049

	Pharmaceuticals – 1.6%
13,105,000	Actavis Funding SCS, 4.550%, 3/15/2035	12,736,186
14,800,000	Actavis Funding SCS, 4.850%, 6/15/2044	14,643,416
9,934,000	Biogen, Inc., 2.900%, 9/15/2020	9,907,883
15,306,000	Celgene Corp., 5.000%, 8/15/2045	15,365,510
10,335,000	Quintiles Transnational Corp., 4.875%, 5/15/2023, 144A	10,386,675
5,754,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	5,552,610
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	708,310
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	9,137,040
16,040,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	14,756,800
3,418,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	3,221,465

		96,415,895

	Property & Casualty Insurance – 0.1%
3,171,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,504,320

	Refining – 0.8%
15,350,000	Phillips 66, 5.875%, 5/01/2042	15,386,164
33,756,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	31,601,456

		46,987,620

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Retailers – 1.7%
$ 11,789,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	$12,172,143
9,712,000	CVS Health Corp., 3.875%, 7/20/2025	9,911,873
4,297,000	CVS Health Corp., 4.750%, 12/01/2022, 144A	4,604,274
2,051,000	CVS Health Corp., 5.000%, 12/01/2024, 144A	2,218,872
10,735,000	CVS Health Corp., 5.125%, 7/20/2045	11,308,582
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,444,350
25,000,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	25,366,975
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,635,469
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,483,901
1,086,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,129,440

		101,275,879

	Sovereigns – 1.4%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,309,938
48,729,000	Colombia Government International Bond, 4.500%, 1/28/2026	46,536,195
25,892,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	23,380,631
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	12,870,187

		86,096,951

	Supranational – 0.1%
53,450,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,081,644
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	763,659

		3,845,303

	Technology – 3.2%
3,036,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,059,611
3,906,000	Equifax, Inc., 7.000%, 7/01/2037	4,398,941
11,850,000	Flextronics International Ltd., 4.750%, 6/15/2025, 144A	11,538,938
30,227,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020, 144A	30,296,371
16,856,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035, 144A	16,242,829
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,638,007
36,145,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	32,440,138
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,713,513

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Technology – continued
$ 7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	$6,788,678
67,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	68,536
328,000		Motorola Solutions, Inc., 7.500%, 5/15/2025	358,681
10,664,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	10,544,030
1,995,000		Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,996,418
3,515,000		Tencent Holdings Ltd., 2.875%, 2/11/2020, 144A	3,491,660
6,786,000		Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,917,587
47,599,000		Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	48,400,900

			190,894,838

		Tobacco – 0.6%
12,121,000		Reynolds American, Inc., 4.750%, 11/01/2042	11,569,264
3,345,000		Reynolds American, Inc., 6.150%, 9/15/2043	3,794,585
17,913,000		Reynolds American, Inc., 7.250%, 6/15/2037	21,930,080

			37,293,929

		Treasuries – 15.3%
24,543,333	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	147,324,651
721,000,000		Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	14,728,748
214,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	4,621,772
955,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	22,401,047
61,278,800		U.S. Treasury Bond, 2.500%, 2/15/2045	54,980,994
134,445,000		U.S. Treasury Bond, 2.875%, 8/15/2045	130,574,463
15,818,100		U.S. Treasury Bond, 3.000%, 5/15/2045	15,745,811
439,300		U.S. Treasury Bond, 3.375%, 5/15/2044	471,458
1,013,700		U.S. Treasury Bond, 3.625%, 2/15/2044	1,140,334
5,666,900		U.S. Treasury Bond, 3.750%, 11/15/2043	6,527,118
116,009,999		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(h)	101,916,641
33,348,537		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	29,083,560
96,856,022		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(h)	98,571,149
73,526,785		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(h)	69,830,373

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 18,707,988	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	$17,856,625
67,024,413	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(h)	66,264,289
93,297,800	U.S. Treasury Note, 0.625%, 12/31/2016(c)	93,141,060
34,097,900	U.S. Treasury Note, 0.875%, 11/30/2016	34,117,881
3,575,000	U.S. Treasury Note, 2.250%, 11/15/2025	3,567,039

		912,865,013

	Wireless – 1.7%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,496,661
19,694,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	20,386,835
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,496,724
7,692,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	6,692,040
11,063,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,012,166
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,910,400
28,537,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	28,394,315
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	8,066,587

		100,455,728

	Wirelines – 4.0%
17,141,000	AT&T, Inc., 4.750%, 5/15/2046	15,694,231
1,658,000	AT&T, Inc., 5.550%, 8/15/2041	1,666,076
10,504,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,385,830
1,820,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	1,668,030
6,927,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,251,617
45,319,000	Embarq Corp., 7.995%, 6/01/2036	46,678,570
11,633,000	Frontier Communications Corp., 6.875%, 1/15/2025	9,582,684
7,658,000	Frontier Communications Corp., 7.125%, 1/15/2023	6,605,025
1,521,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,247,220
4,474,000	Frontier Communications Corp., 8.500%, 4/15/2020	4,485,185
13,096,000	Frontier Communications Corp., 8.750%, 4/15/2022	12,113,800
401,000	Frontier Communications Corp., 9.000%, 8/15/2031	336,840

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$ 8,485,000	Level 3 Financing, Inc., 5.375%, 1/15/2024, 144A	$8,527,425
8,867,000	Level 3 Financing, Inc., 5.625%, 2/01/2023	9,044,340
1,907,000	Qwest Corp., 6.750%, 12/01/2021	1,997,582
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	4,562,500
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,247,316
20,492,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	22,902,146
10,429,000	Verizon Communications, Inc., 2.625%, 2/21/2020	10,465,262
25,211,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	23,260,400
19,656,000	Verizon Communications, Inc., 5.050%, 3/15/2034	19,583,627
26,800,000	Windstream Services LLC, 7.500%, 4/01/2023	20,161,640

		241,467,346

	Total Bonds and Notes (Identified Cost $6,277,371,447)	5,809,428,144

Senior Loans – 1.2%
	Automotive – 0.0%
274,501	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(b)	273,244
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,474,302

		1,747,546

	Cable Satellite – 0.1%
3,585,075	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,514,127

	Electric – 0.1%
5,346,288	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,191,460

	Food & Beverage – 0.2%
11,593,500	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	11,463,073

	Industrial Other – 0.1%
4,459,080	Allison Transmission, Inc., New Term Loan B3, 3.500%, 8/23/2019(b)	4,425,637

	Lodging – 0.2%
11,865,905	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,628,587

	Midstream – 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	5,591,982

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Midstream – continued
$ 7,146,463	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	$6,396,084

		11,988,066

	Retailers – 0.1%
11,389,614	Staples, Inc., Term Loan B, 4/07/2021(i)	11,242,460

	Wirelines – 0.2%
11,729,000	Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 5/31/2022(b)	11,532,539

	Total Senior Loans (Identified Cost $74,827,009)	72,733,495

Shares
Preferred Stocks – 0.3%
	Banking – 0.0%
27,456	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	707,267

	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	18,616,780

	Finance Companies – 0.0%
5,310	SLM Corp., Series A, 6.970%	228,595

	Total Preferred Stocks (Identified Cost $19,126,347)	19,552,642

Principal Amount
Short-Term Investments – 7.5%
$ 388,309	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2015 at 0.000% to be repurchased at $388,309 on 1/04/2016 collateralized by $391,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $396,169 including accrued interest(j)	388,309
439,093,633	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2015 at 0.030% to be repurchased at $439,095,097 on 1/04/2016 collateralized by $80,000,000 Federal Home Loan Mortgage Corp., 2.375% due 1/13/2022 valued at $81,942,640; $8,225,000 U.S. Treasury Note, 2.000% due 10/31/2021 valued at $8,255,844 including accrued interest(j)	439,093,633
8,630,700	U.S. Treasury Bills, 0.228%, 2/04/2016(k)	8,629,949

	Total Short-Term Investments (Identified Cost $448,110,802)	448,111,891

	Total Investments – 106.1% (Identified Cost $6,819,435,605)(a)	6,349,826,172
	Other assets less liabilities – (6.1)%	(365,031,812)

	Net Assets – 100.0%	$5,984,794,360

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of December 31, 2015, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Illiquid securities[1]	Percentage of Net Assets	Other fair valued securities[2]	Percentage of Net Assets
$16,137,030	0.3%	$620,480	Less than 0.1%

[1]	Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
[2]	Fair valued by the Fund’s adviser.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2015, the net unrealized depreciation on investments based on a cost of $6,818,641,744 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,577,718
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(481,393,290)

Net unrealized depreciation	$(468,815,572)

(b)	Variable rate security. Rate as of December 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Illiquid security. At December 31, 2015, the value of these securities amounted to $620,480 or less than 0.1% of net assets.
(g)	Fair valued by the Fund’s adviser. At December 31, 2015, the value of this security amounted to $620,480 or less than 0.1% of net assets.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at December 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	Illiquid security. At December 31, 2015, the value of these securities amounted to $16,137,030 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the value of Rule 144A holdings amounted to $1,658,649,803 or 27.7% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	1/19/2016	Euro	12,444,000	$13,528,289	$178,404

[1] Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$—	$339,643,964	$11,849,110	(a)	$351,493,074
Oil Field Services	—	69,275,581	620,480	(b)	69,896,061
All Other Non-Convertible Bonds*	—	5,388,039,009	—		5,388,039,009

Total Bonds and Notes	—	5,796,958,554	12,469,590		5,809,428,144

Senior Loans*	—	72,733,495	—		72,733,495
Preferred Stocks*	935,862	18,616,780	—		19,552,642
Short-Term Investments	—	448,111,891	—		448,111,891

Total Investments	$935,862	$6,336,420,720	$12,469,590		$6,349,826,172

Forward Foreign Currency Contracts (unrealized appreciation)	—	178,404	—		178,404

Total	$935,862	$6,336,599,124	$12,469,590		$6,350,004,576

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2015 and/or December 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2015
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$12,286,799	$—	$(880)	$(11,733)	$—	$(425,076)	$—	$—	$11,849,110	$(12,570)
Oil Field Services	940,950	—	(46,610)	(241,470)	—	(32,390)	—	—	620,480	(288,080)
Senior Loans
Diversified Manufacturing	—	408	(2,246,925)	936,855	—	(719,169)	2,028,831	—	—	—

Total	$13,227,749	$408	$(2,294,415)	$683,652	$—	$(1,176,635)	$2,028,831	$—	$12,469,590	$(300,650)

A debt security valued at $2,028,831 was transferred from Level 2 to Level 3 during the period ended December 31, 2015. At September 30, 2015, this security was valued at bid prices furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as December 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives Foreign exchange contracts	$178,404

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2015, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$178,404	$178,404

Industry Summary at December 31, 2015 (Unaudited)

Treasuries	15.3%
Mortgage Related	12.9
Banking	8.9
Non-Agency Commercial Mortgage-Backed Securities	5.9
Government Owned - No Guarantee	5.7
Wirelines	4.2
Finance Companies	3.7
ABS Car Loan	3.4
Technology	3.2
Automotive	3.0
Cable Satellite	2.8
Midstream	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	7.5

Total Investments	106.1
Other assets less liabilities (including forward foreign currency contracts)	(6.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: February 23, 2016

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer
Date: February 23, 2016